Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial (gain) loss	¥ (13,888)	¥ (59,928)	¥ (19,170)
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial (gain) loss	(21,753)	48,615	34,348
Amortization of actuarial loss	(16,277)	(14,462)	(14,545)
Prior service credit due to amendments		(1,913)	(423)
Amortization of prior service credit	13,079	13,674	13,878
Amortization of net transition obligation		(722)	(722)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Gain (Loss), before Tax, Total	(24,951)	45,192	32,536
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial (gain) loss	31,661	13,649	(14,713)
Amortization of actuarial loss	(1,351)	(621)	(1,050)
Prior service credit due to amendments			(149)
Amortization of prior service credit	116	93	116
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Gain (Loss), before Tax, Total	¥ 30,426	¥ 13,121	¥ (15,796)